UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Australia (5.7%)
Abacus Property Group (R)	9,468,822	$3,851,675
Alesco Corp., Ltd.	632,868	2,759,467
Beach Petroleum, Ltd.	5,037,152	3,867,747
BlueScope Steel, Ltd.	1,844,235	4,568,559
Corporate Express Australia, Ltd.	689,262	2,702,933
Crane Group, Ltd.	256,608	2,097,014
Flight Centre, Ltd.	305,618	4,891,688
Iluka Resources, Ltd. (NON)	1,243,652	4,081,192
Incitec Pivot, Ltd. (S)	1,757,574	4,578,805
ING Industrial Fund	6,817,552	2,648,568
James Hardie Industries NV (NON)	350,244	2,586,877
Macquarie Office Trust	12,908,400	3,480,873
Pacific Brands, Ltd.	5,203,903	6,207,738
Sigma Pharmaceuticals, Ltd.	3,028,332	2,657,470
Sims Group, Ltd.	216,116	4,188,095
Valad Property Group (R)	31,562,741	3,462,180
Wotif.com Holdings, Ltd.	1,932,281	11,127,678
		69,758,559

Austria (1.1%)
Andritz AG	141,449	8,558,285
Bank Austria Creditanstalt AG (F)	471	--
CA Immobilien Anlagen AG (NON)	198,642	2,417,117
EVN AG	146,458	2,789,734
		13,765,136

Belgium (1.1%)
Euronav NV (S)	167,367	3,588,760
Gimv NV	13,677	724,502
Omega Pharma SA	81,458	4,241,816
UCB SA	100,765	4,492,070
		13,047,148

Bermuda (1.1%)
Aspen Insurance Holdings, Ltd.	216,714	5,615,060
Hiscox, Ltd.	968,609	4,803,678
Ship Finance International, Ltd. (S)	253,071	3,300,046
		13,718,784

Canada (5.5%)
Atco, Ltd. Class I	40,300	1,702,683
Biovail Corp.	328,600	4,710,721
Canaccord Capital, Inc.	933,443	9,848,495
Dorel Industries, Inc. Class B	92,400	2,850,341
Ensign Energy Services, Inc.	321,224	4,389,170
Forzani Group, Ltd. (The)	309,940	3,645,490
Industrial Alliance Insurance and Financial Services,
Inc.	90,000	2,526,779
Inmet Mining Corp.	107,793	6,461,664
InnVest Real Estate Investment Trust (R)	904,500	4,116,810
Leon's Furniture, Ltd.	72,500	679,173
Lundin Mining Corp. (NON)	1,312,500	5,713,002
Methanex Corp.	332,491	5,908,574
Pason Systems, Inc.	380,100	3,952,781
Precision Drilling Trust (Units)	585,000	3,869,370
Sherritt International Corp.	731,400	4,643,919
Zargon Energy Trust	85,800	1,515,789
		66,534,761

Cayman Islands (0.2%)
Herbalife, Ltd.	51,400	2,155,716
		2,155,716

China (2.8%)
Hopson Development Holdings 144A	1,246,000	2,070,825
Hopson Development Holdings, Ltd.	3,910,000	6,498,335
Kingboard Chemical Holdings, Ltd.	1,001,500	4,025,488
Perfect World Co., Ltd. ADR (NON)	104,600	4,615,998
Shanda Interactive Entertainment, Ltd. ADR (NON) (S)	51,300	2,556,792
Sinofert Holdings, Ltd.	6,464,000	3,302,981
Sohu.com, Inc. (NON) (S)	50,800	2,832,608
SRE Group, Ltd. (NON)	38,402,000	4,211,941
TPV Technology, Ltd.	7,534,000	4,306,643
		34,421,611

Denmark (1.7%)
Dampskibsselskabet Torm A/S (S)	257,150	2,699,787
East Asiatic Co., Ltd. A/S (S)	141,681	5,344,589
GN Store Nord (NON)	707,200	3,895,760
H. Lundbeck A/S	191,312	3,598,067
Sydbank A/S (NON)	233,894	5,594,344
		21,132,547

Finland (0.8%)
Cramo OYJ	239,014	4,008,841
Jaakko Poyry Group OYJ (S)	198,777	3,209,768
Rautaruukki OYJ	123,798	2,592,222
		9,810,831

France (5.3%)
Air France-KLM (NON)	141,616	2,255,278
Beneteau SA (S)	298,318	4,412,527
Cap Gemini SA	100,650	4,669,240
CNP Assurances	19,932	2,134,674
Dassault Systemes SA	139,764	8,036,251
Havas Advertising SA	1,008,516	3,765,128
IMS-International Metal Service (NON)	111,322	1,654,462
M6-Metropole Television	217,895	5,627,130
Nexans SA	27,285	2,053,395
Nexity	97,858	3,376,376
Publicis Group SA	241,178	9,303,606
Rexel SA (NON)	349,337	4,693,942
SEB SA	95,676	5,492,619
Teleperformance	226,068	7,507,087
		64,981,715

Germany (5.1%)
Carl Zeiss Meditec AG	139,172	2,261,888
Celesio AG	166,831	4,400,767
Deutsche Lufthansa AG	224,021	3,584,276
ElringKlinger AG	159,631	3,512,874
Gildemeister AG	558,205	8,873,300
HeidelbergCement AG	125,326	8,364,548
HeidelbergCement AG 144A	23,135	1,544,083
Krones AG	62,800	3,138,983
MTU Aero Engines Holding AG	75,919	3,889,242
Norddeutsche Affinerie AG	159,751	6,976,043
Puma AG Rudolf Dassier Sport	15,561	5,360,559
Rheinmetall AG	59,056	3,524,522
Stada Arzneimittel	83,539	2,831,061
Wincor Nixdorf AG	71,363	4,954,412
		63,216,558

Greece (0.8%)
Mytilineos Holdings SA	373,100	2,813,683
Public Power Corp. SA (NON)	146,194	2,952,210
Titan Cement Co. SA	128,382	3,736,772
		9,502,665

Guernsey (0.4%)
Amdocs, Ltd. (NON)	201,175	5,317,055
		5,317,055

Hong Kong (1.2%)
Dah Sing Financial Group (NON)	833,600	4,899,543
Industrial & Commercial Bank of China	703,000	1,625,559
Sino-Forest Corp. (NON)	38,935	680,478
VTech Holdings, Ltd.	321,000	3,118,958
Wing Hang Bank, Ltd.	483,000	4,998,400
		15,322,938

India (0.8%)
Hindalco Industries, Ltd.	1,249,305	3,709,504
Tata Iron & Steel Co., Ltd.	451,107	5,617,742
		9,327,246

Indonesia (0.1%)
Medco Energi Internasional Tbk PT	6,931,000	1,834,569
		1,834,569

Ireland (2.4%)
Kingspan Group PLC (NON)	1,046,694	9,152,744
Paddy Power PLC	226,264	8,251,624
Shire PLC	506,826	9,901,707
United Drug PLC	722,702	2,335,725
		29,641,800

Italy (3.7%)
A2A SpA	1,950,100	3,807,090
Arnoldo Mondadori Editore SpA (NON)	642,280	2,717,097
Buzzi Unicem SpA	212,627	3,304,239
Danieli & Co. SpA (S)	277,111	7,148,649
Fondiaria SAI SpA	156,741	2,609,606
Gemina SpA (NON) (S)	3,816,000	3,084,515
Hera SpA	1,624,677	3,914,637
Iride SpA (S)	1,879,597	3,589,019
Milano Assicurazioni SpA	1,313,610	3,777,694
Recordati SpA	1,070,466	8,754,719
Saras SpA	1,035,054	3,162,138
		45,869,403

Japan (20.9%)
ADEKA Corp.	504,100	4,634,260

Aeon Delight Co., Ltd.	181,700	2,405,534
Aica Kogyo Co., Ltd.	208,100	2,149,514
Amano Corp.	285,000	2,421,806
ASKUL Corp.	139,100	2,591,395
Axell Corp.	33,600	1,195,827
Brother Industries, Ltd.	273,300	2,997,239
Canon Electronics, Inc.	91,600	1,949,659
Canon Sales Co., Inc.	256,100	3,764,605
Capcom Co., Ltd.	264,000	4,260,236
Central Glass Co., Ltd.	816,000	3,064,966
Chiyoda Integre Co., Ltd.	281,600	2,895,655
Circle K Sunkus Co., Ltd.	181,700	2,399,215
Daifuku Co., Ltd.	963,500	5,696,557
Daimei Telecom Engineering Corp.	289,000	2,201,171
Disco Corp. (S)	50,900	2,938,581
FCC Co., Ltd.	279,600	4,693,494
Hirose Electric Co., Ltd.	31,700	3,358,892
Hitachi Chemical Co., Ltd.	297,600	5,840,909
Ibiden Co., Ltd.	138,800	4,698,539
ITO EN, Ltd.	178,700	2,889,943
Itochu Techno-Solutions Corp.	42,700	1,178,136
Japan Aviation Electronics Industry, Ltd.	737,000	5,194,714
Japan Real Estate Investment Corp. (R) (S)	481	3,512,984
JSR Corp.	258,800	4,977,385
JTEKT Corp.	115,200	1,131,166
Kaneka Corp.	429,000	2,849,722
Kansai Paint Co., Ltd.	556,000	4,814,885
Kansai Urban Banking Corp. (S)	1,715,000	2,346,047
Keihin Corp.	213,400	3,050,339
Kenedix, Inc. (NON)	9,658	2,839,403
Kobayashi Pharmaceutical Co., Ltd.	108,100	4,837,306
Komori Corp.	442,400	4,718,386
Kose Corp.	171,600	3,739,949
Kuroda Electric Co., Ltd.	244,700	3,384,270
Leopalace21 Corp.	575,800	2,216,156
Makino Milling Machine Co., Ltd.	383,000	1,345,340
Mandom Corp.	114,400	3,076,837
Maruichi Steel Tube, Ltd. (S)	150,400	2,864,679
Meitec Corp.	166,400	2,436,392
Musashino Bank, Ltd. (The)	85,900	2,285,422
Nifco, Inc.	296,400	5,339,736
Nihon Kohden Corp.	224,000	3,965,314
Nihon Parkerizing Co., Ltd.	349,000	4,062,091
Nippon Electric Glass Co., Ltd.	374,000	4,457,130
Nippon Konpo Unyu Soko Co.	257,000	2,743,995
Nippon Residential Investment Corp. (R)	1,353	3,137,028
Nippon Thompson Co., Ltd.	610,000	2,920,589
Nishimatsuya Chain Co., Ltd.	353,800	3,248,430
Nissin Kogyo Co., Ltd.	226,300	3,389,515
Nitto Denko Corp.	191,700	6,155,912
NOK Corp.	394,800	4,595,168
NTT Urban Development Corp.	3,093	2,226,702
Okinawa Cellular Telephone Co.	248	449,942
Okinawa Electric Power Co., Inc. (The) (NON)	66,900	4,102,724
Onward Kashiyama Co., Ltd.	365,000	2,310,341
Sankyo Co., Ltd.	97,300	5,482,008
Sanwa Holdings Corp.	814,000	2,132,669
Seikagaku Corp.	189,300	2,128,692
Shin-Etsu Polymer Co., Ltd.	679,100	4,133,173
Shinko Electric Industries	138,900	1,959,672
Sohgo Security Services Co., Ltd.	322,700	3,714,828
Stanley Eelctric Co., Ltd.	198,600	3,941,609
Sundrug Co., Ltd.	114,400	2,957,477
Suruga Bank, Ltd. (The)	440,000	4,330,628
Taikisha, Ltd.	220,000	3,213,540
Taiyo Ink Manufacturing Co., Ltd.	69,000	1,831,788
Tamron Co., Ltd.	348,100	3,317,160
Tanabe Seiyaku Co., Ltd.	351,000	4,638,767
Tokai Rika Co., Ltd.	77,300	1,596,004
Tokai Tokyo Securities Co., Ltd.	661,000	2,344,841
Tokyu Land Corp.	1,069,000	3,816,972
Toppan Forms Co., Ltd.	239,800	2,621,509
Toshiba Machine Co., Ltd.	304,000	1,071,366
Toyoda Gosei Co., Ltd. (S)	136,200	3,750,000
Toyota Boshoku Corp.	212,800	4,193,833
Tsuruha Holdings, Inc.	14,700	579,411
Yamaha Corp.	217,400	2,212,812
Yamaha Motor Co., Ltd.	200,000	2,344,076
Yamato Kogyo Co., Ltd.	172,900	5,431,938
		258,696,905

Mexico (0.8%)
Cemex SAB de CV (Units) (NON)	3,884,296	4,401,893
Grupo Financiero Banorte SA de CV	1,519,100	5,240,699
		9,642,592

Netherlands (2.8%)
Aalberts Industries NV	286,993	3,743,193
Arcadis NV	346,745	8,040,930
Hunter Douglas NV	163,266	7,802,598
Koninklijke Boskalis Westminster NV	161,349	6,420,763
Mediq NV	200,806	3,272,027
SNS Reaal (NON)	371,660	2,675,466
Vastned Offices (Industrial) NV (R)	143,870	2,651,352
		34,606,329

New Zealand (0.2%)
Vector, Ltd.	1,818,532	2,596,864
		2,596,864

Norway (2.5%)
DNO International ASA (NON) (S)	5,314,000	4,643,469
Petroleum Geo-Services ASA (NON)	502,800	5,284,480
Schibsted ASA (NON)	240,800	4,995,467
Sparebank 1 SR Bank (S)	595,558	5,056,544
TGS Nopec Geophysical Co. ASA (NON)	460,900	7,567,920
Veidekke ASA	372,200	3,474,145
		31,022,025

Poland (0.1%)
Grupa Lotos SA (NON)	93,048	1,069,441
		1,069,441

Portugal (0.3%)
Banco BPI SA	1,119,799	3,733,367
		3,733,367

Russia (0.6%)
Oriflame Cosmetics SA SDR (S)	122,356	7,225,110
		7,225,110

Singapore (0.6%)
Great Eastern Holdings, Ltd.	219,000	2,164,995
Neptune Orient Lines, Ltd. (S)	2,598,000	2,834,933
Raffles Education Corp., Ltd. (NON)	9,063,000	2,783,477
		7,783,405

South Africa (1.0%)
Aquarius Platinum, Ltd. (NON) (S)	814,240	4,614,640
Massmart Holdings, Ltd.	368,111	4,179,662
Telkom SA, Ltd.	776,690	3,919,427
		12,713,729

South Korea (3.3%)
Busan Bank	304,050	3,335,029
Cheil Communications, Inc.	19,805	5,111,407
Daegu Bank	433,710	6,156,413
Halla Climate Control	413,750	4,271,335
LG Dacom Corp.	208,630	3,275,548
LG Fashion Corp.	252,420	6,362,617
LG Home Shopping, Inc.	47,556	3,391,597
LG Telecom, Ltd.	470,410	3,318,446
NHN Corp. (NON)	34,659	5,516,100
		40,738,492

Spain (1.0%)
Fomento de Construcciones y Contratas SA (S)	79,041	3,373,889
Gestevision Telecinco SA (S)	494,467	5,534,073
Indra Sistemas SA Class A (S)	135,635	3,221,873
		12,129,835

Sweden (2.2%)
AF AB Class B	84,060	2,363,324
Cardo AB	94,300	2,953,647
Eniro AB (NON)	866,100	4,058,197
Hoganas AB Class B	72,581	1,506,707
KappAhl Holding AB (S)	272,061	2,337,374
Meda AB Class A	426,800	3,929,705
Modern Times Group AB Class B	87,794	3,915,207
PA Resources AB (NON) (S)	589,200	2,223,538
Trelleborg AB Class B (NON)	612,000	4,188,519
		27,476,218

Switzerland (4.9%)
Adecco SA	140,968	7,043,589
Baloise Holding AG Class R	55,778	4,668,510
Banque Cantonale Vaudoise (BCV)	25,004	9,968,122
Bucher Industries AG	50,146	5,199,577
Forbo Holding AG	8,215	2,353,918
George Fischer AG	24,088	6,282,312
Helvetia Patria Holding	6,884	2,103,949
Logitech International SA (NON)	356,903	5,927,205
Partners Group Holding AG	87,168	10,684,230
Sika AG	2,102	3,167,643
Tecan Group AG	52,689	3,611,621
		61,010,676

Taiwan (2.2%)
Coretronic Corporation	2,732,000	3,482,094
Greatek Electronics, Inc.	3,313,389	3,193,082
Kinsus Interconnect Technology Corp.	1,094,000	2,873,757
Lite-On Technology Corp.	3,748,055	5,021,797
Novatek Microelectronics Corp., Ltd.	1,684,780	4,661,322
Radiant Opto-Electronics Corp.	3,275,890	4,073,477
Vanguard International Semiconductor Corp.	9,151,000	3,797,745
		27,103,274

United Arab Emirates (0.4%)
Dragon Oil PLC (NON)	809,114	5,436,299

					5,436,299

United Kingdom (15.7%)
Aegis Group PLC				3,155,502	5,628,019
Amlin PLC				690,863	4,213,374
Arriva PLC				525,898	3,961,046
Ashmore Group PLC				1,460,529	6,329,442
Ashtead Group PLC				3,428,336	3,850,985
Aveva Group PLC				520,299	8,316,205
Barratt Developments PLC (NON)				2,350,751	4,599,529
Bellway PLC				245,078	2,916,246
BlueBay Asset Management				750,100	3,898,629
Brit Insurance Holdings PLC				471,839	1,441,556
Burberry Group PLC				249,541	2,347,862
Close Brothers Group PLC				324,213	3,671,678
Dana Petroleum PLC (NON)				229,180	4,617,738
Davis Service Group PLC				937,346	6,216,339
Greggs PLC				346,373	2,463,318
Halfords Group PLC				877,769	5,943,539
Hargreaves Lansdown, PLC				1,288,139	5,704,181
Hays PLC				2,141,482	3,447,489
Holidaybreak PLC				499,327	1,991,265
IMI PLC				476,887	3,871,620
Informa PLC				502,560	2,300,082
Interserve PLC				841,641	2,870,621
JKX Oil & Gas PLC				1,427,568	6,422,871
Kazakhmys PLC (NON)				290,663	5,971,145
Keller Group PLC				259,074	2,709,678
Kier Group PLC				154,621	2,293,358
Lonmin PLC (NON)				130,724	3,850,570
Man Group PLC				507,844	2,673,547
Meggitt Holdings PLC				980,810	3,872,082
Michael Page International PLC				784,236	4,339,269
Morgan Sindall PLC				257,716	2,211,744
Next PLC				333,415	10,827,693
Persimmon PLC (NON)				427,929	2,925,258
Rathbone Brothers				324,166	4,545,907
Redrow PLC (NON)				1,936,696	4,320,709
Renishaw PLC				190,884	1,687,451
Savills PLC				1,206,961	5,704,815
Schroders PLC				383,470	7,258,613
Segro PLC (R)				429,708	2,298,559
SIG PLC (NON)				1,286,806	2,289,928
Spectris PLC				256,323	2,809,912
Speedy Hire PLC				5,693,221	2,406,628
Taylor Wimpey PLC (NON)				5,435,134	3,199,524
Tomkins PLC				2,090,675	5,935,256
Travis Perkins PLC (NON)				288,340	3,609,254
United Business Media PLC				493,117	3,545,633
Vedanta Resources PLC				149,672	5,727,075
					194,037,242

United States (0.1%)
Axis Capital Holdings, Ltd.				62,562	1,751,111
					1,751,111

Total common stocks (cost $1,055,192,567)					$1,228,131,956

WARRANTS (--%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Buru Energy, Ltd.	AUD	10/13/10	0.94	100,901	$461

Total warrants (cost $-)					$461

SHORT-TERM INVESTMENTS (5.6%)(a)
				Principal amount/shares	Value

Putnam Money Market Liquidity Fund				7,195,242	$7,195,242
Short-term investments held as collateral for loaned
securities with yields ranging from 0.11% to 0.35% and
a due date of December 1, 2009 (d)				$60,145,780	60,145,558
SSgA Prime Money Market Fund (i)				70,000	70,000
U.S. Treasury Bills for effective yields ranging from
0.18% to 0.22%, August 26, 2010 (SEGSF)				449,000	448,146
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.38% to 0.40%, June 10, 2010
(SEGSF)				880,000	878,216
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.29% to 0.43%, April 1, 2010 (SEGSF)				135,000	134,731
U.S. Treasury Bills for an effective yield of 0.42%,
February 11, 2010 (SEGSF)				400,000	399,675

Total short-term investments (cost $69,271,826)					$69,271,568

TOTAL INVESTMENTS

Total investments (cost $1,124,464,393) (b)					$1,297,403,985

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/09 (aggregate face value $300,275,684) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$23,972,417	$23,457,479	12/17/09	$514,938
British Pound	41,383,600	41,321,151	12/17/09	62,449
Canadian Dollar	39,163,702	38,522,845	12/17/09	640,857
Euro	133,808,882	132,034,482	12/17/09	1,774,400
Japanese Yen	4,200,680	4,013,487	12/17/09	187,193
Norwegian Krone	23,458,332	23,357,148	12/17/09	101,184
Singapore Dollar	6,082,562	6,056,899	12/17/09	25,663
Swedish Krona	12,421,848	12,315,176	12/17/09	106,672
Swiss Franc	19,683,928	19,197,017	12/17/09	486,911

Total				$3,900,267

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/09 (aggregate face value $237,317,157) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$18,278,427	$17,878,510	12/17/09	$(399,917)
British Pound	35,658,358	35,691,956	12/17/09	33,598
Danish Krone	14,156,904	13,963,969	12/17/09	(192,935)
Euro	71,053,629	69,787,230	12/17/09	(1,266,399)
Hong Kong Dollar	8,163,672	8,162,735	12/17/09	(937)
Japanese Yen	32,985,333	31,517,937	12/17/09	(1,467,396)
Norwegian Krone	40,703,907	40,544,631	12/17/09	(159,276)
Swedish Krona	19,940,018	19,770,189	12/17/09	(169,829)

Total				$(3,623,091)

Key to holding's currency abbreviations

AUD	Australian Dollar
USD/$	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
SDR	Swedish Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $1,235,609,858.

(b) The aggregate identified cost on a tax basis is $1,136,926,785, resulting in gross unrealized appreciation and depreciation of $256,915,717 and $96,438,517, respectively, or net unrealized appreciation of $160,477,200.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at November 30, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2009, the value of securities loaned amounted to $56,581,532. Includes an amount for a security that is deemed worthless at period end. The fund received cash collateral of $60,145,558 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,648 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,593,461 and $66,343,340 respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On November 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2009.

At November 30, 2009, liquid assets totaling $2,125,638 have been segregated to cover certain derivative contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At November 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on Forward currency contracts at the period ended November 30, 2009 are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $230,000 at November 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At November 30, 2009, the fund had a net liability position of $1,485,371 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,681,630.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $2,376,079 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$69,758,559	$--	$--

	Austria	--	13,765,136	--

	Belgium	--	13,047,148	--

	Bermuda	8,915,106	4,803,678	--

	Canada	66,534,761	--	--

	Cayman Islands	2,155,716	--	--

	China	34,421,611	--	--

	Denmark	--	21,132,547	--

	Finland	--	9,810,831	--

	France	--	64,981,715	--

	Germany	--	63,216,558	--

	Greece	--	9,502,665	--

	Guernsey	5,317,055	--	--

	Hong Kong	15,322,938	--	--

	India	9,327,246	--	--

	Indonesia	1,834,569	--	--

	Ireland	--	29,641,800	--

	Italy	--	45,869,403	--

	Japan	258,696,905	--	--

	Mexico	9,642,592	--	--

	Netherlands	--	34,606,329	--

	New Zealand	2,596,864	--	--

	Norway	--	31,022,025	--

	Poland	--	1,069,441	--

	Portugal	--	3,733,367	--

	Russia	--	7,225,110	--

	Singapore	7,783,405	--	--

	South Africa	4,614,640	8,099,089	--

	South Korea	40,738,492	--	--

	Spain	--	12,129,835	--

	Sweden	--	27,476,218	--

	Switzerland	--	61,010,676	--

	Taiwan	27,103,274	--	--

	United Arab Emirates	--	5,436,299	--

	United Kingdom	--	194,037,242	--

	United States	1,751,111	--	--

Total common stocks		566,514,844	661,617,112	--

Warrants		461	--	--

Short-term investments		7,265,242	62,006,326	--

Totals by level		$573,780,547	$723,623,438	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$--	$(546,175)

Other financial instruments include receivable purchase agreements.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	August	discounts/	Realized	appreciation/	purchases/	and/or out	November
	31, 2009†	premiums	ain/(loss)	(depreciation)	sales	of Level 3	30, 2009†

Other financial instruments:	$(593,544)	$--	$--	$47,369	$--	$--	$(546,175)

† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of November 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$4,031,829	$3,754,653

Total	$4,031,829	$3,754,653

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund
The fund's portfolio
11/30/09 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and defense (2.0%)
BE Aerospace, Inc. (NON)	64,100	$1,235,207
DynCorp International, Inc. Class A (NON)	53,861	752,977
Innovative Solutions & Support, Inc. (NON)	123,667	518,165
Teledyne Technologies, Inc. (NON)	27,300	915,096
		3,421,445

Airlines (1.8%)
Copa Holdings SA Class A (Panama)	16,500	822,195
Hawaiian Holdings, Inc. (NON)	149,700	935,625
SkyWest, Inc.	98,800	1,453,348
		3,211,168

Banking (8.0%)
Bancorp, Inc. (NON)	185,076	1,075,292
Columbia Banking Systems, Inc.	39,000	572,130
Danvers Bancorp, Inc.	5,821	78,642
ESSA Bancorp, Inc.	82,887	1,049,349
First Citizens BancShares, Inc. Class A	8,200	1,291,090
First Community Bancshares Inc.	99,523	1,093,758
First Financial Bancorp	97,000	1,289,130
First Horizon National Corp. (NON)	71,000	962,050
Hudson Valley Holding Corp.	16,169	422,981
Metro Bancorp, Inc. (NON)	78,649	839,185
PacWest Bancorp	38,500	708,400
Seacoast Banking Corp. of Florida	216,671	364,007
SVB Financial Group (NON)	22,200	840,492
Trustmark Corp.	26,129	500,632
UMB Financial Corp.	25,400	998,220
United Financial Bancorp, Inc.	58,300	748,572
Washington Federal, Inc.	32,923	627,183
Whitney Holding Corp.	72,120	580,566
		14,041,679

Biotechnology (0.6%)
Viropharma, Inc. (NON)	127,200	961,632
		961,632

Chemicals (2.5%)
Olin Corp.	46,900	786,513
PolyOne Corp. (NON)	119,100	855,138
RPM, Inc.	56,400	1,105,440
Solutia, Inc. (NON)	145,943	1,571,806
		4,318,897

Coal (0.4%)
James River Coal Co. (NON)	36,900	676,377
		676,377

Commercial and consumer services (0.9%)
Alliance Data Systems Corp. (NON) (S)	14,900	908,751
Deluxe Corp.	50,400	650,160
		1,558,911

Communications equipment (1.6%)
ARRIS Group, Inc. (NON) (S)	80,851	807,701
Netgear, Inc. (NON)	62,000	1,230,700
Tellabs, Inc. (NON)	147,100	825,231
		2,863,632

Components (1.1%)
Oplink Communications, Inc. (NON)	115,295	1,987,686
		1,987,686

Computers (2.2%)
Ixia (NON)	103,200	684,216
Monotype Imaging Holdings, Inc. (NON)	97,880	757,591
SMART Modular Technologies WWH, Inc. (NON)	273,902	1,213,386
TeleCommunication Systems, Inc. Class A (NON)	135,600	1,143,108
		3,798,301

Construction (0.8%)
Quanex Building Products Corp.	85,925	1,392,844
		1,392,844

Consumer goods (1.3%)
Elizabeth Arden, Inc. (NON)	23,103	340,769

Energizer Holdings, Inc. (NON)	19,100	1,076,094
Newell Rubbermaid, Inc. (S)	60,500	877,855
		2,294,718

Consumer services (0.4%)
Stamps.com, Inc. (NON)	72,500	645,975
		645,975

Containers (0.5%)
AEP Industries, Inc. (NON)	23,000	869,170
		869,170

Distribution (1.1%)
School Specialty, Inc. (NON)	41,553	947,408
Spartan Stores, Inc.	72,700	1,005,441
		1,952,849

Electric utilities (4.7%)
Avista Corp.	90,100	1,874,981
Great Plains Energy, Inc.	123,200	2,192,960
UIL Holdings Corp.	70,900	1,911,464
UniSource Energy Corp.	77,300	2,305,086
		8,284,491

Electrical equipment (0.5%)
WESCO International, Inc. (NON) (S)	35,000	913,500
		913,500

Electronics (2.7%)
Benchmark Electronics, Inc. (NON)	63,349	1,142,182
EnerSys (NON)	39,250	893,330
Mellanox Technologies, Ltd. (Israel) (NON)	80,300	1,457,445
TTM Technologies, Inc. (NON) (S)	111,300	1,154,181
		4,647,138

Energy (oil field) (1.2%)
Superior Well Services, Inc. (NON) (S)	78,037	1,012,140
Tidewater, Inc. (S)	23,900	1,074,305
		2,086,445

Financial (0.2%)
MGIC Investment Corp. (NON)	81,800	327,200
		327,200

Food (1.9%)
Chiquita Brands International, Inc. (NON)	50,300	854,597
Ruddick Corp.	50,100	1,333,662
Weiss Markets, Inc.	31,700	1,102,526
		3,290,785

Forest products and packaging (1.9%)
Grief, Inc. Class A	17,100	955,206
Louisiana-Pacific Corp. (NON)	118,077	736,800
Rock-Tenn Co. Class A	30,500	1,377,685
Universal Forest Products, Inc.	9,342	335,751
		3,405,442

Gaming and lottery (0.7%)
Bally Technologies, Inc. (NON)	30,000	1,245,900
		1,245,900

Health-care services (2.3%)
Addus HomeCare Corp. (NON)	50,640	417,780
Amedisys, Inc. (NON) (S)	25,600	948,224
Health Management Associates, Inc. Class A (NON)	158,748	973,125
IPC The Hospitalist Co., Inc. (NON)	11,300	355,498
Lincare Holdings, Inc. (NON) (S)	38,500	1,367,520
		4,062,147

Homebuilding (0.4%)
M/I Schottenstein Homes, Inc. (NON)	56,000	613,760
		613,760

Household furniture and appliances (--%)
Conn's, Inc. (NON) (S)	8,133	46,521
		46,521

Insurance (7.2%)
American Equity Investment Life Holding Co. (S)	96,167	703,942
Arch Capital Group, Ltd. (NON) (S)	19,000	1,326,960
Assured Guaranty, Ltd. (Bermuda)	23,100	523,908
Hanover Insurance Group, Inc. (The) (S)	50,500	2,102,315
HCC Insurance Holdings, Inc.	37,600	982,488

Infinity Property & Casualty Corp.	30,100	1,202,796
Navigators Group, Inc. (NON)	31,941	1,488,770
Reinsurance Group of America, Inc. Class A	21,600	1,004,400
Validus Holdings, Ltd. (Bermuda)	71,435	1,893,028
Zenith National Insurance Corp.	44,100	1,260,819
		12,489,426

Investment banking/Brokerage (4.4%)
Bond Street Holdings, LLC Class A (NON) (F)	22,389	447,780
E*Trade Financial Corp. (NON)	545,300	894,292
Evercore Partners, Inc. Class A	39,700	1,231,097
GFI Group, Inc.	145,019	704,792
Investment Technology Group, Inc. (NON)	50,500	921,625
SWS Group, Inc.	52,439	652,341
TradeStation Group, Inc. (NON)	245,700	1,808,352
Waddell & Reed Financial, Inc. Class A	32,200	937,986
		7,598,265

Machinery (1.9%)
Applied Industrial Technologies, Inc.	35,800	742,850
DXP Enterprises, Inc. (NON)	57,200	681,824
H&E Equipment Services, Inc. (NON)	79,700	738,022
Middleby Corp. (The) (NON)	26,500	1,188,525
		3,351,221

Manufacturing (1.6%)
EnPro Industries, Inc. (NON) (S)	27,900	640,026
LSB Industries, Inc. (NON)	54,700	668,434
Mueller Water Products, Inc. Class A	114,572	577,443
Robbins & Myers, Inc.	39,400	905,806
		2,791,709

Medical technology (1.6%)
Conmed Corp. (NON)	43,894	912,556
Cutera, Inc. (NON)	96,525	870,656
Palomar Medical Technologies, Inc. (NON)	102,717	939,861
		2,723,073

Metal fabricators (0.5%)
Mueller Industries, Inc.	39,600	930,996
		930,996

Metals (2.0%)
Century Aluminum Co. (NON)	48,000	468,000
Gibraltar Industries, Inc. (NON)	72,400	1,084,552
Horsehead Holding Corp. (NON)	110,928	1,244,612
Thompson Creek Metals Co., Inc. (Canada) (NON)	65,100	779,898
		3,577,062

Natural gas utilities (2.3%)
Energen Corp.	38,400	1,670,400
Southwest Gas Corp.	89,100	2,335,311
		4,005,711

Oil and gas (4.1%)
Approach Resources, Inc. (NON)	98,762	691,334
Arena Resources, Inc. (NON)	17,400	711,486
Carrizo Oil & Gas, Inc. (NON) (S)	27,567	580,285
Penn Virginia Corp.	31,600	572,592
Petroquest Energy, Inc. (NON)	60,652	341,471
Pioneer Drilling Co. (NON)	82,500	499,950
Rex Energy Corp. (NON)	111,413	1,008,288
Rosetta Resources, Inc. (NON)	89,100	1,403,325
St. Mary Land & Exploration Co.	41,100	1,330,818
		7,139,549

Pharmaceuticals (1.0%)
Owens & Minor, Inc.	21,400	830,106
Par Pharmaceutical Cos., Inc. (NON)	35,400	839,688
		1,669,794

Railroads (0.4%)
RailAmerica, Inc. (NON)	51,100	654,080
		654,080

Real estate (6.1%)
Chimera Investment Corp. (R)	366,000	1,474,980
Colony Financial, Inc. (R) (NON)	48,308	909,640
DCT Industrial Trust, Inc. (R)	154,200	732,450
Digital Realty Trust, Inc. (R) (S)	10,200	496,332
Douglas Emmett, Inc. (R)	34,100	467,852
Essex Property Trust, Inc. (R)	9,900	789,525
Glimcher Realty Trust (R)	231,000	679,140
LaSalle Hotel Properties (R)	35,600	663,228
MFA Mortgage Investments, Inc. (R)	90,060	681,754
National Health Investors, Inc. (R) (S)	40,600	1,339,394
National Retail Properties, Inc. (R) (S)	15,900	318,636

Retail Opportunity Investments Corp. (NON)	93,300	969,387
Tanger Factory Outlet Centers (R)	11,400	447,450
Taubman Centers, Inc. (R)	20,200	694,072
		10,663,840

Restaurants (1.0%)
CEC Entertainment, Inc. (NON)	23,800	694,008
Domino's Pizza, Inc. (NON)	142,604	1,122,293
		1,816,301

Retail (6.1%)
Coldwater Creek, Inc. (NON)	84,100	356,584
Dress Barn, Inc. (NON) (S)	66,900	1,436,343
Haverty Furniture Cos., Inc. (NON)	47,000	561,650
Herbalife, Ltd. (Cayman Islands)	18,000	754,920
Iconix Brand Group, Inc. (NON) (S)	71,200	801,712
Jos. A. Bank Clothiers, Inc. (NON)	31,800	1,297,758
Kenneth Cole Productions, Inc. Class A	41,917	389,828
NBTY, Inc. (NON)	19,800	794,772
OfficeMax, Inc. (NON)	114,300	1,209,294
Pier 1 Imports, Inc. (NON)	392,354	1,487,022
Stage Stores, Inc.	73,500	888,615
Steven Madden, Ltd. (NON)	19,100	681,488
		10,659,986

Schools (1.4%)
Career Education Corp. (NON)	40,800	1,062,024
Grand Canyon Education, Inc. (NON) (S)	25,900	496,503
Lincoln Educational Services Corp. (NON)	39,200	867,104
		2,425,631

Semiconductor (2.6%)
Atmel Corp. (NON)	308,400	1,224,348
Cymer, Inc. (NON)	41,799	1,397,759
Micrel, Inc.	88,600	633,490
Ultra Clean Holdings, Inc. (NON)	220,854	1,314,081
		4,569,678

Shipping (0.5%)
Atlas Air Worldwide Holdings, Inc. (NON)	28,741	842,111
		842,111

Software (0.4%)
S1 Corp. (NON)	131,000	780,760
		780,760

Technology (0.5%)
CACI International, Inc. Class A (NON) (S)	18,200	844,844
		844,844

Technology services (4.1%)
BancTec, Inc. 144A (NON)	160,833	804,165
CSG Systems International, Inc. (NON)	57,595	1,115,039
i2 Technologies, Inc. (NON)	56,400	1,037,760
infoGROUP, Inc. (NON)	78,975	639,698
Infospace, Inc. (NON)	127,700	1,044,586
United Online, Inc.	212,800	1,447,040
Web.com Group, Inc. (NON)	165,487	984,648
		7,072,936

Telecommunications (3.0%)
Ceragon Networks, Ltd. (Israel) (NON)	108,800	1,058,624
DigitalGlobe, Inc. (NON)	37,139	854,568
Earthlink, Inc. (S)	143,484	1,180,873
NeuStar, Inc. Class A (NON)	46,100	1,078,740
NTELOS Holdings Corp.	68,600	1,153,166
		5,325,971

Telephone (0.3%)
Leap Wireless International, Inc. (NON)	30,800	444,444
		444,444

Textiles (1.2%)
Carter's, Inc. (NON)	35,608	774,474
Phillips-Van Heusen Corp.	32,964	1,318,560
		2,093,034

Toys (0.2%)
RC2 Corp. (NON)	28,205	386,409
		386,409

Trucks and parts (1.4%)
ATC Technology Corp. (NON)	62,200	1,369,644
Modine Manufacturing Co.	96,543	1,026,252

		2,395,896

Waste Management (0.5%)
EnergySolutions, Inc.	111,700	958,386
		958,386

Total common stocks (cost $151,098,581)		$171,129,726

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	95,971	$945,315

Total investment companies (cost $996,260)		$945,315

SHORT-TERM INVESTMENTS (9.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	3,652,939	$3,652,939
Short-term investment held as collateral for loaned
securities with a yield of 0.35% and a due date
of December 1, 2009 (d)	$13,468,859	13,468,728

Total short-term investments (cost $17,121,667)		$17,121,667

TOTAL INVESTMENTS

Total investments (cost $169,216,508) (b)		$189,196,708

NOTES

(a) Percentages indicated are based on net assets of $174,675,199.

(b) The aggregate identified cost on a tax basis is $173,378,366, resulting in gross unrealized appreciation and depreciation of $29,206,480 and $13,388,138, respectively, or net unrealized appreciation of $15,818,342.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2009, the value of securities loaned amounted to $13,047,173. The fund received cash collateral of $13,468,728 which is pooled with collateral of other Putnam funds into 1 issue of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,086 for the period ended November 30, 2009. During the period ended November 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $50,963,707 and $47,310,768, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at November 30, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of November 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	12,694,245	--	--

	Capital goods	15,632,323	--	--

	Communication services	5,770,415	--	--

	Consumer cyclicals	15,849,601	--	--

	Consumer staples	13,181,179	--	--

	Energy	9,902,371	--	--

	Financial	44,672,630	--	447,780

	Health care	9,416,646	--	--

	Technology	25,760,810	804,165	--

	Transportation	4,707,359	--	--

	Utilities and power	12,290,202	--	--

Total common stocks		169,877,781	804,165	447,780

Investment companies		945,315	--	--

Short-term investments		3,652,939	13,468,728	--

Totals by level		$174,476,035	$14,272,893	$447,780

The following is a reconciliation of Level 3 assets as of November 30, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		February	discounts/	Realized	appreciation/	purchases/	and/or out	November
		28, 2009	premiums	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Common stocks:

	Financial	$--	$--	$--	$--	$447,780	$--	$447,780

Total common stocks		$--	--	--	--	447,780	--	$447,780

Totals:		$--	$--	$--	$--	$447,780	$--	$447,780

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 28, 2010